Parties-in-Interest to the Plan (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment funds	$ 1,316,279,248	$ 1,154,707,789